LEASE LIABILITY	12 Months Ended
Jun. 30, 2022
LEASE LIABILITY
LEASE LIABILITY

17. LEASE LIABILITY

The following table represents the lease obligations for the Company as at June 30, 2022:

$
Balance, June 30, 2020	2,582,484

Additions	922,394
Acquisition of a subsidiary	101,333
Interest expense	223,799
Lease payments	(501,365)
Balance, June 30, 2021	3,328,645

Additions	2,227,188
Interest expense	532,773
Lease payments	(985,192)
Extinguishment of the lease liability	(213,329)
Foreign exchange translation	23,894
Balance, June 30, 2022	4,913,979

Allocated as:

	June 30, 2022 $	June 30, 2021 $

Current	601,732	438,856
Long-term	4,312,247	2,889,789
Total	4,913,979	3,328,645

The following table presents the contractual undiscounted cash flows for lease obligations as at June 30, 2022:

June 30, 2022
$
Less than one year	1,090,103
One to five years	3,867,127
More than five years	2,133,198
Total undiscounted lease obligation	7,090,428

The Company has a lease with a term less than 12 months and recorded $173,667, respectively (2021 -$32,479) of rent expense attributed to short-term leases during the year ended June 30, 2022.